Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Sep. 23, 2018	Sep. 24, 2017
Income Statement [Abstract]
REVENUES	$ 2,991,000	$ 5,433,000
COSTS AND EXPENSES:
Cost of sales	159,000	2,086,000
General and administrative expenses	1,414,000	2,055,000
Franchise expenses	1,061,000	640,000
Pre-opening expenses		115,000
Loss/(Gain) on sale of assets	(4,000)	2,000
Impairment of long-lived assets and other lease charges	15,000	148,000
Bad debt	24,000	124,000
Interest expense	25,000	68,000
Depreciation and amortization expense	139,000	314,000
Total costs and expenses	2,833,000	5,552,000
LOSS FROM CONTINUING OPERATIONS BEFORE TAXES	158,000	(119,000)
Income tax expense	50,000	12,000
INCOME/(LOSS) FROM CONTINUING OPERATIONS	108,000	(131,000)
Loss from discontinued operations		(225,000)
NET INCOME/(LOSS)	$ 108,000	$ (356,000)
INCOME/(LOSS) PER SHARE OF COMMON STOCK - BASIC:
Income/(Loss) from continuing operations	$ .01	$ .01
Loss from discontinued operations		(0.02)
Net Income/(Loss)	.01	(0.03)
INCOME/(LOSS) PER SHARE OF COMMON STOCK - DILUTED:
Income/(Loss) from continuing operations	.01	.01
Loss from discontinued operations		(0.02)
Net Income/(Loss)	$ 0.01	$ (0.03)
Weighted average common shares outstanding - basic	15,064	11,159
Weighted average common and potential dilutive common shares outstanding	15,897	11,159